Interest and Other Expense, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Interest and other expense, net
Interest income	$ (6,180)	$ (7,670)	$ (16,371)
Interest expense	2,882	3,135	7,865
Gain on repurchase of convertible notes			(2,185)
Foreign exchange loss	9,737	5,551	5,713
Loss from divestiture of a subsidiary		23,399
Other, net	2,218	720	6,143
Total	$ 8,657	$ 25,135	$ 1,165
Interest and other expense, net (Textuals) [Abstract]
Interest rate on Notes	0.50%	0.50%	0.50%